Cash and Restricted Cash	12 Months Ended
Dec. 31, 2021
Cash and Restricted Cash
Cash and Restricted Cash
Note 7: Cash and restricted cash

	At December 31 2021	At December 31 2020
Cash	$3,259	$15,361
Restricted cash	130	165
	$3,389	$15,526

Restricted cash includes an amount of $75 (December 31, 2020 – $75) in connection with an irrevocable standby letter of credit in favor of Kitikmeot Inuit Association in connection with the Company’s Committee Bay project. Restricted cash is classified as a non-current asset and is not available for use within one year of the date of the consolidated statements of financial position.